Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
15.     Subsequent Events
First Amendment to the Second Amended and Restated Credit Agreement
On October 1, 2020, the Company entered into the first amendment to the Second Amended and Restated Credit Agreement (the “First Amendment”) which eliminates the requirement to obtain approval of the majority lenders, as defined in the Second Amended and Restated Credit Agreement, to enter into any merger which will result in an increase in total asset value of the Company by 25% or more; allowing for greater flexibility in the acquisition of assets or portfolios of assets.
Cash Distributions
On October 19, 2020, the Board declared cash distributions for the month of November 2020 of $0.000956284 per day ($0.35 per share annualized), subject to adjustments for class-specific expenses, per Class E share, Class T share, Class S share, Class D share, Class I share, Class A share, Class AA share and Class AAA share of common stock, for stockholders of record at the close of each business day for the period commencing on November 1, 2020 and ending on November 30, 2020. The Company will pay such distributions to each stockholder of record at such time in December 2020 as determined by the Company’s Chief Executive Officer.
Agreement and Plan of Merger with Cole Office & Industrial REIT (CCIT II), Inc.
On October 29, 2020, the Company GRT (Cardinal REIT Merger Sub), LLC, a Maryland limited liability company and a wholly owned subsidiary of the Company (“Cardinal Merger Sub”), the Current Operating Partnership, GRT OP (Cardinal New GP Sub), LLC, a Delaware limited liability company and a wholly owned subsidiary of the Current Operating Partnership (“New GP Sub”), GRT OP (Cardinal LP Merger Sub), LLC, a Delaware limited liability company and a wholly owned subsidiary of the Current Operating Partnership (“LP Merger Sub”), GRT OP (Cardinal OP Merger Sub), LLC, a Delaware limited liability company and a subsidiary of LP Merger Sub and New GP Sub (“OP Merger Sub” and, together with the Company, Cardinal Merger Sub, the Current Operating Partnership, New GP Sub and LP Merger Sub, the “GCEAR Parties”), Cole Office & Industrial REIT (CCIT II), Inc., a Maryland corporation (“CCIT II”), Cole Corporate Income Operating Partnership II, LP, a Delaware limited partnership and a wholly owned subsidiary of CCIT II (the “CCIT II Operating Partnership”), and CRI CCIT II LLC, a Delaware limited liability company and a wholly owned subsidiary of CCIT II (“CCIT II LP” and, together with CCIT II and the CCIT II Operating Partnership, the “CCIT II Parties”), entered into an Agreement and Plan of Merger (the “CCIT II Merger Agreement”).
The combined company (the “Combined Company”) following the “CCIT II Mergers” (as such term is defined herein) will retain the name “Griffin Capital Essential Asset REIT, Inc.” The Combined Company, as of October 29, 2020, would have a total asset value of approximately $5.8 billion, and would own 125 properties in 26 states, consisting of approximately 31 million square feet. On a pro forma basis, as of June 30, 2020, the Combined Company portfolio will be approximately 90% leased, on a weighted average basis, with a remaining weighted average lease term of 7.4 years, approximately 58% of the net rent will come from properties leased to tenants and/or guarantors who have, or whose non-guarantor
parent companies have, investment grade or what management believes are generally equivalent ratings and no tenant will represent more than 3.3% of the
12-month
forward net rents of the Combined Company, with the top ten tenants comprising, collectively, approximately 25% of the net rents of the Combined Company.
Prior to entering into the CCIT II Merger Agreement, CCIT II (a) terminated the Agreement and Plan of Merger, dated as of August 30, 2020, by and among CCIT II, CIM Real Estate Finance Trust, Inc. (“CMFT”), and Thor II Merger Sub, LLC, a wholly owned subsidiary of CMFT (as amended, the “CMFT Merger Agreement”), in accordance with Section 9.1(c)(ii) of the CMFT Merger Agreement, and (b) paid to CMFT the termination fee equal to $7.38 million in accordance with the CMFT Merger Agreement, and will pay to CMFT the amount of CMFT’s Expenses (as defined in the CMFT Merger Agreement), up to $3.69 million, required to be paid pursuant to the terms of the CMFT Merger Agreement (such amounts together, the “CMFT Termination Payment”).
Subject to the terms and conditions of the CCIT II Merger Agreement, at the Closing (as defined in the CCIT II Merger Agreement) (i) CCIT II will merge with and into Cardinal Merger Sub (the “REIT Merger”), with Cardinal Merger Sub being the surviving entity, (ii) OP Merger Sub will merge with and into CCIT II Operating Partnership (the “CCIT II Partnership Merger”), with the CCIT II Operating Partnership being the surviving entity and (iii) CCIT II LP will merge with and into LP Merger Sub (the “LP Merger” and, together with the REIT Merger and the CCIT II Partnership Merger, the “CCIT II Mergers”) with LP Merger Sub being the surviving entity.
At the effective time of the CCIT II Partnership Merger and subject to the terms and conditions of the CCIT II Merger Agreement, each issued and outstanding share of CCIT II’s Class A common stock, $0.01 par value per share (“CCIT II Class A Common Stock”), and Class T common stock, $0.01 par value per share (“CCIT II Class T Common Stock” and together with the CCIT II Class A Common Stock, “CCIT II Common Stock”), will be converted into the right to receive 1.392 shares of the Company’s Class E common stock, $0.001 par value per share (“Class E Common Stock”), subject to the treatment of fractional shares in accordance with the CCIT II Merger Agreement (the “REIT Merger Consideration”). At the effective time of the REIT Merger and subject to the terms and conditions of the CCIT II Merger Agreement, each issued and outstanding share of CCIT II Class A Common Stock granted under CCIT II’s 2018 Equity Incentive Plan, whether vested or unvested, will be cancelled in exchange for an amount equal to the REIT Merger Consideration.
At the effective time of the CCIT II Partnership Merger and subject to the terms and conditions of the CCIT II Merger Agreement, (i) each issued and outstanding partnership unit of the CCIT II Operating Partnership (“CCIT II Operating Partnership Units”) held by CCIT II will be converted into the right to receive 1.392 shares of the Current Operating Partnership’s Class E units, subject to the treatment of fractional units in accordance with the CCIT II Merger Agreement, and CCIT II will be admitted as a limited partner of the Current Operating Partnership and (ii) each issued and outstanding CCIT II Operating Partnership Unit held by CCIT II LP will automatically be cancelled and cease to exist, and no consideration shall be paid, in connection with or as a consequence of the CCIT II Partnership Merger.
At the effective time of the LP Merger and subject to the terms and conditions of the CCIT II Merger Agreement, all of the issued and outstanding limited liability company interests in CCIT II LP will automatically be cancelled and cease to exist, and no consideration shall be paid, in connection with or as a consequence of the LP Merger.
For U.S. federal income tax purposes, it is intended that (i) the REIT Merger shall qualify as a “reorganization” under, and within the meaning of, Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the CCIT II Merger Agreement is intended to be adopted as a “plan of reorganization” for purposes of Sections 354 and 361 of the Code and (ii) the CCIT II Partnership Merger and the LP Merger together shall be treated as a contribution by CCIT II of all of its assets, subject to all of its liabilities, to the Current Operating Partnership in exchange for partnership interests of the Current Operating Partnership pursuant to Section 721 of the Code.
The CCIT II Merger Agreement contains customary representations, warranties and covenants, including covenants relating to the conduct of the Company’s and CCIT II’s respective businesses during the period between the execution of the CCIT II Merger Agreement and the completion of the CCIT II Mergers, subject to certain exceptions. The CCIT II Merger Agreement also contains a representation and warranty on behalf of CCIT II that, prior to entering into the CCIT II Merger Agreement, CCIT II terminated the CMFT Merger Agreement (and paid CMFT the CMFT Termination Payment) and entered into the CCIT II Merger Agreement in compliance with the terms of the CMFT Merger Agreement.
Pursuant to the terms of the CCIT II Merger Agreement, CCIT II and its subsidiaries and representatives may not solicit, provide information or enter into discussions concerning proposals relating to alternative business combination transactions, subject to certain limited exceptions set forth in the CCIT II Merger Agreement.
The CCIT II Merger Agreement also provides that prior to the Stockholder Approval (as defined herein), CCIT II’s board of directors may, under specified circumstances, make an Adverse Recommendation Change (as defined in the CCIT II Merger Agreement), including withdrawing its recommendation of the REIT Merger, subject to complying with certain conditions set forth in the CCIT II Merger Agreement.
The CCIT II Merger Agreement may be terminated under certain circumstances, including but not limited to, by either the Company or CCIT II if the Mergers have not been consummated on or before 11:59 p.m. New York time on May 30, 2021 (the “Outside Date”), if a final and non-appealable
order is entered permanently restraining or otherwise prohibiting the transactions contemplated by the CCIT II Merger Agreement, if the Stockholder Approval has not been obtained at the meeting of CCIT II’s stockholders to be called to consider the REIT Merger or upon a material uncured breach of the respective obligations, covenants or agreements by the other party that would cause the closing conditions in the CCIT II Merger Agreement not to be satisfied.
In addition, CCIT II may terminate the CCIT II Merger Agreement in order to enter into an “Alternative Acquisition Agreement” with respect to a “Superior Proposal” (each as defined in the CCIT II Merger Agreement) at any time prior to receipt by CCIT II of the Stockholder Approval pursuant to and subject to the terms and conditions of the CCIT II Merger Agreement.
The Company may terminate the CCIT II Merger Agreement, in certain limited circumstances, prior to the receipt of the Stockholder Approval, including upon (i) an Adverse Recommendation Change, (ii) a tender offer or exchange offer that is commenced which CCIT II’s board of directors fails to recommend against or (iii) a breach by CCIT II, in any material respect, of its obligations under the no solicitation provisions set forth in the CCIT II Merger Agreement.
If the CCIT II Merger Agreement is terminated because the CCIT II Mergers were not consummated before the Outside Date or because the Stockholder Approval was not obtained, and (i) an “Acquisition Proposal” (as defined in the CCIT II Merger Agreement) has been publicly announced or otherwise communicated to CCIT II’s stockholders prior to the Stockholders Meeting (as defined in the CCIT II Merger Agreement), and (ii) within 12 months after the date of such termination (A) CCIT II consummates or enters into an agreement (that is thereafter consummated) in respect of an Acquisition Proposal for 50% or more of CCIT II’s equity or assets or (B) the board of directors of CCIT II recommends or fails to recommend against an Acquisition Proposal structured as a tender or exchange offer for 50% or more of CCIT II’s equity and such Acquisition Proposal is actually consummated, then CCIT II must pay the Company a termination fee of $18.45 million and up to $3.69 million as reimbursement for the Company’s Expenses (as defined in the CCIT II Merger Agreement).
If the CCIT II Merger Agreement is terminated in connection with CCIT II’s acceptance of a Superior Proposal or making an Adverse Recommendation Change, then CCIT II must pay to the Company a termination fee of $18.45 million and up to $3.69 million as reimbursement for the Company’s Expenses.
If the CCIT II Merger Agreement is terminated because any breach of any representation or warranty or failure to perform or comply with any obligation, covenant or agreement on the part of any of the CCIT II Parties set forth in the CCIT II Merger Agreement has occurred that would cause any of the closing conditions not to be satisfied, then CCIT II must pay to the Company up to $3.69 million as reimbursement for the Company’s Expenses.
If the CCIT II Merger Agreement is terminated because any breach of any representation or warranty or failure to perform or comply with any obligation, covenant or agreement on the part of any of the GCEAR Parties set forth in the CCIT II Merger Agreement has occurred that would cause any of the closing conditions not to be satisfied, then the Company must pay to CCIT II (i) an amount equal to the CMFT Termination Payment and (ii) $3.69 million as reimbursement for CCIT II’s Expenses.
The obligation of each party to consummate the CCIT II Mergers is subject to a number of customary conditions, including receipt of the approval of the REIT Merger (and of an amendment to CCIT II’s charter that is required to consummate the REIT Merger) by holders of a majority of the outstanding shares of the CCIT II Common Stock entitled to vote thereon (the “Stockholder Approval”), delivery of certain documents and legal opinions, the truth and correctness of the representations and warranties of the parties (subject to the materiality standards contained in the CCIT II Merger Agreement), the effectiveness of the registration statement on Form
S-4
to be filed by the Company to register the shares of the Class E Common Stock to be issued as consideration in the REIT Merger, and the absence of a CCIT II Material Adverse Effect or GCEAR Material Adverse Effect (as each term is defined in the CCIT II Merger Agreement).
The Company’s obligation to consummate the CCIT II Mergers is not subject to a financing condition. Until the effective time of the REIT Merger, each of the Company and CCIT II are permitted to declare and pay distributions in an amount less than or equal to an annual rate of five percent of its net asset value as of June 30, 2020, ratably over the calendar year.
The CCIT II Merger Agreement provides that the Company’s board of directors will take such action as necessary to cause three (3) Independent Directors (as defined in the charters of each of CCIT II and the Company) serving as members of the board of directors of CCIT II to be elected to the Company’s board of directors effective as of the effective time of the REIT Merger to serve until the next annual meeting of stockholders of the Company. In connection with such next annual meeting of stockholders of the Company, the Nominating and Corporate Governance Committee of the Company will recommend to the Company’s board of directors at least one (1) of such CCIT directors for election to the Company’s board of directors at such annual meeting of stockholders.
The foregoing description of the CCIT II Merger Agreement is only a summary, does not purport to be complete and is qualified in its entirety by reference to the full text of the CCIT II Merger Agreement, which was filed as Exhibit 2.1 to the Company’s Current Report on Form
8-K
filed with the SEC on November 2, 2020.
Termination Agreement
Concurrently with the entry into the CCIT II Merger Agreement, the Company, CCIT II and Cole Corporate Income Management II, LLC (the “CCIT II Advisor”) entered into a letter agreement (the “Termination Agreement”). Pursuant to the Termination Agreement, the Advisory Agreement, dated as of August 27, 2013, by and between CCIT II and the CCIT II Advisor (as amended, the “CCIT II Advisory Agreement”) will be terminated upon consummation of the CCIT II Mergers. Pursuant to the Termination Agreement, (i) upon consummation of the CCIT II Mergers or (ii) termination of the CCIT II Advisory Agreement, if such termination occurs prior to the earlier of the consummation of the CCIT II Mergers and June 30, 2021, for certain reasons other than a material breach of the CCIT II Advisory Agreement by the CCIT II Advisor, CCIT II will pay the CCIT II Advisor the “Subordinated Performance Fee” (as defined in the CCIT II Advisory Agreement) in an amount equal to $26,688,591 and the “Disposition Fee” (as defined in the CCIT II Advisory Agreement) in an amount equal to $1.75 million. The Termination Agreement also provides that the CCIT II Advisor will not terminate the CCIT II Advisory Agreement with effect prior to the earlier of the consummation of the CCIT II Mergers and June 30, 2021, other than in the event of material breach of the CCIT II Advisory Agreement by CCIT II. In the event that the CCIT II Merger Agreement is terminated in accordance with its terms, the Termination Agreement will be automatically terminated.
The foregoing description of the Termination Agreement is only a summary, does not purport to be complete and is qualified in its entirety by reference to the full text of the Termination Agreement, which was filed as Exhibit 10.1 to the Company’s Current Report on Form
8-K
filed with the SEC on November 2, 2020.

DRP Offering
As of November 4, 2020, the Company had issued 32,707,229 shares of the Company’s common stock pursuant to the DRP offerings for approximately $315.8 million.
COVID-19
Subsequent to September 30, 2020, the global and U.S. economies continue to be severely impacted by the
COVID-19
pandemic. The consequences of the pandemic and its impact on the economy continue to evolve and the full extent of the impact is uncertain as of the date of this filing. The extent to which the
COVID-19
pandemic impacts the Company’s results will depend on future developments that are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of
COVID-19
pandemic and the actions taken to contain it or treat its impact. In recent months, the Company continues to take certain affirmative steps which the Company believes helps to position the Company in a manner that will assist the Company in withstanding the current uncertainty relating to the
COVID-19
pandemic, including the following:

•
Proactively communicating with the Company’s tenants and property managers to ensure lines of communication remain open related to operations and safety protocols prior to and related to decisions to return to work in accordance with various jurisdictional guidelines;

•	Monitoring the near-term solvency and liquidity of the Company’s tenants and the extent to which the COVID-19 pandemic may impact their business;

•	Regularly communicating with KeyBank regarding availability under the Company’s Revolving Credit Facility, which affords the Company with substantial current liquidity;

•	Continuing to closely monitor the Company’s cash flow projections and actively updating its projections based upon current information, as well as testing for future contingencies; and

•	Continuing to evaluate a potential strategic transaction, as well as monitoring market opportunities that could enhance our long-term value and performance.
The Company is currently working with certain tenants that have requested rent relief due to the impact of the
COVID-19
pandemic to determine appropriate lease concessions. To date, two lease concessions have been granted. On April 10, 2020, the FASB issued a Staff Q&A to respond to some frequently asked questions about accounting for lease concessions related to the effects of the outbreak of
COVID-19
pandemic. Consequently, for concessions related to the effects of the
COVID-19
pandemic, an entity will not have to analyze each contract to determine whether enforceable rights and obligations for concessions exist in the contract and can elect to apply or not apply the lease modification guidance to those contracts. Entities may make the elections for any lessor-provided concessions related to the effects of the
COVID-19
pandemic (e.g., deferrals of lease payments, cash payments made to the lessee, reduced future lease payments) as long as the concession does not result in a substantial increase in the rights of the lessor or the obligations of the lessee. The Company will continue to evaluate the impact of lease concessions and the appropriate accounting for those concessions. See “Item 1A. Risk Factors” within “Part II—Other Information” of our Quarterly Report on Form
10-Q
for the quarter ended March 31, 2020 for a discussion about risks that COVID-19 directly
or indirectly may pose to the Company’s business.

18.	Subsequent Events
Offering Status
As of February 27, 2020, the Company has issued 2,400,777 shares of the Company’s common stock, pursuant to the primary portion of the
Follow-On
Offering for approximately $23.1 million (includes historical amounts sold by GCEAR prior to the Mergers).
As of February 27, 2020 , the Company had issued 31,171,505 shares of the Company’s common stock pursuant to the DRP offerings for approximately $302.0 million (includes historical amounts sold by
EA-1
prior to the Mergers).
In connection with a potential strategic transaction, on February 26, 2020, the Company’s Board approved the temporary suspension of (i) the primary portion of the Company’s
Follow-On
Offering, effective February 27, 2020; (ii) the Company’s SRP, effective March 28, 2020; and (iii) the Company’s DRP, effective March 8, 2020. For the first quarter of 2020 only, those redemptions sought upon a stockholder’s death, qualifying disability, or determination of incompetence or incapacitation will be honored in accordance with the terms of the SRP, and the SRP shall be officially suspended as of March 28, 2020. The DRP shall be officially suspended as of March 8, 2020. All subsequent distributions, other than the stock distribution declared by the Board on December 18, 2019, to be paid on April 1, 2020, will be paid in cash. The SRP and DRP shall remain suspended until such time, if any, as the Board may approve the resumption of the SRP and DRP. The Board reserves the right to recommence the
Follow-On
Offering, if appropriate and at the appropriate time.
Acquisition of the Pepsi Bottling Ventures Property
On February 5, 2020, the Company, through the Current Operating Partnership, acquired a 526,320 square-foot industrial property, fully occupied by Pepsi Bottling Ventures and located at 390 Business Park Drive, Winston-Salem, North Carolina. The purchase price for the property was approximately $34.9 million, as part of a 1031 exchange associated with the recent sale of a property located in West Jefferson, Ohio.